Loans Payable	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Loans Payable
Note - 6 Loans Payable
(a)

As of April 30, 2020, the Company owes $24,989 (2019 - $nil) plus accrued interest of $301 (2018 - $nil) to a non-related party, which bears interest at the rate of 10% per annum, is unsecured and was due and payable on or before December 19, 2019. This loan payable is in default, and the Company is currently in negotiations to extend the maturity date.

(b)

On April 30, 2020 the Company received loan proceeds in the amount of $444,850 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months. The Company intends to use the proceeds for purposes consistent with the PPP. While the Company currently believes that its use of the loan proceeds will meet the conditions for forgiveness of the loan, we cannot assure you that we will not take actions that could cause the Company to be ineligible for forgiveness of the loan, in whole or in part.

(c)

As of April 30, 2020, the Company owes $221,712 (2019 - $nil) to a non-related party. On December 19, 2019, the Company entered into an securities purchase agreement, which was amended on January 8, 2020 (collectively, the “SPA”) with Triton Funds, LP, an accredited investor (“Triton”), pursuant to which the Company issued and sold to Triton (i) a discounted convertible promissory note (the “Note”) in the aggregate principal amount of up to $750,000, due June 30, 2020, bearing interest at a rate of ten percent (10%) per annum and convertible into shares of the Company’s common stock at a conversion price of $2.50 per share and (ii) a common stock purchase warrant (the “Warrant”), exercisable for two (2) years, to purchase up to 250,000 shares of the Company’s common stock at an exercise price of $3.00 per share, for an aggregate purchase price of $600,000. If not exercised, the Warrant will expire at 5:00 pm EST on December 31, 2021. The Note can be prepaid at any time by paying 110% of the then outstanding principal, interest, default interest (if any), and any other amounts then due under the Note. The Note is initially convertible at a price per share equal to $2.50 (the “Fixed Conversion Price”); provided, however, that during the continuance of an event of default under the Note, the conversion price shall be equal to 75% of the lowest trading price of the Company’s common stock during the 30 trading days prior to conversion.

On December 31, 2019, Triton paid an initial purchase price of $100,000 at the initial closing. The Company received net proceeds of $85,000 after paying fees of $15,000. On February 20, 2020, Triton paid the purchase price balance of $500,000, at which point, the Note was payable in the aggregate principal amount of $750,000 and the Warrant was exercisable as to the right to purchase 250,000 shares. The original issue discount on the Note is a total of $150,000.

The Note can be prepaid at any time by paying 110% of the then outstanding principal, interest, default interest (if any), and any other amounts then due under the Note. The Note is initially convertible at a price per share equal to $2.50 (the “Fixed Conversion Price”); provided, however, that during the continuance of an event of default under the Note, the conversion price shall be equal to 75% of the lowest trading price of the Company’s common stock during the 30 trading days prior to conversion.

On March 31, 2020, the Company and Triton entered into a Modification Agreement, pursuant to which (i) the Company paid $250,000 of the principal amount of the Note, bringing the principal balance of the Note to $500,000, (ii) the maturity date of the Note was extended to August 20, 2020, (iii) the conversion price of the Note was established as 75% of the lowest trading price of the Company’s common stock during the 30 trading days prior to conversion, and (iv) the minimum volume weighted price requirement of the Note was deleted. As of April 30, 2020, Triton had converted $50,000 of the debt into 166,667 shares which were converted within the terms of the Note.

The warrant discount is $166,727 as of April 30, 2020. The Warrants was valued using a Black Scholes model which created a discount of the full value of cash received, bringing the full discount on the note to $428,700, which is to be amortized over the term of the Note. Through April 30, 2020, $261,973 of the discount was amortized, bringing the balance of the note to $221,712.

Warrants

During the nine months ended April 30, 2020, the Company entered into warrant agreement in conjunction with the note issued by Triton Funds, LP.  The warrant provided the right to purchase 250,000 shares of the Company’s common stock at $3 per share exercise.  As of the nine months end April 30, 2020 and the year ended July 31, 2019, there were 250,000 and zero warrants outstanding, respectively.

The fair value of the warrants granted for the nine months ended April 30, 2020 were determined using Black Scholes method with the following assumptions:

Nine months ended April 30, 2020
Risk free interest of 1.62%
Stock volatility	338%
Weighted average expected warrant life in years	2
Expected dividend yield	0.00%

	Nine months ended April 30, 2020		Year ended July 31, 2019
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price

Outstanding-beginning of the year	0	$0	0	$0
Issued	250,000	$3	0	$0
Exercised	0	$0	0	$0
Forfeited	0	$0	0	$0
Outstanding at respective periods	250,000	$3	0	$0

Exercisable at each respective period	250,000	$3	0	0

Weighted average fair value of warrants granted during the year		$750,000

Warrant expense for the nine months ended April 30, 2020 and for the year ended July 31, 2019 were $428,700 and $0.

The weighted average remaining contractual life of the warrants outstanding as of April 30, 2020 was as follows:

Exercise price	Number of warrants outstanding	Weighted Average remaining contractual life (years)
$3.00	250,000	1.64

(a) As at July 31, 2019, the Company owes $155,250 (2018 - $nil) to a non-related party, which bears interest at the rate of 10% per annum, is unsecured and due and payable on or before December 19, 2019.